CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Share capital and capital surplus:
Number of shares issued and fully paid		131,356,980
Number of shares outstanding		26,875,000
Limited Partnership:
Par value of limited partnership unit	$ 1.00
Limited partnership units issued and fully paid	24,444,862
Limited partnership units outstanding	24,444,862
Preference shares
Share capital and capital surplus:
Par value per share		$ 0.0001
Number of shares authorised		10,000,000
Number of shares issued and fully paid		0
Number of shares outstanding		0
Ordinary shares
Share capital and capital surplus:
Par value per share		$ 0.0001
Number of shares authorised		490,000,000
Number of shares issued and fully paid		131,356,980
Number of shares outstanding		131,356,980